Business Combinations (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Considerations Transferred Identifiable Assets Acquired and Liabilities Assumed at Acquisition Date
3)     Considerations transferred, identifiable assets acquired and liabilities assumed at the acquisition date are as follows:

(In millions of won)	S.M. LIFE DESIGN COMPANY JAPAN INC.		S.M. Mobile Communications JAPAN Inc.
I. Considerations transferred:
Cash and cash equivalents	￦	30,000	—
Shares of DREAMUS COMPANY (formerly, IRIVER LIMITED)		—	24,650

II. Fair value of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	￦	3,434	4,112
Trade and other receivables		1,471	237
Inventories		1,879	—
Property and equipment		4	311
Intangible assets		6,677	7,445
Other assets		—	41
Trade and other payables		(2,563)	(815)
Deferred tax liabilities		(2,324)	—
Other liabilities		(326)	(154)

	￦	8,252	11,177

Incross Co Ltd [Member]
Statement [LineItems]
Summary of Acquiree
(i)	Summary of the acquiree

Information of Acquiree
Corporate name	Incross Co., Ltd.
Location	5 th floor, 1925, Nambusunhwan-ro, Gwanak-gu, Seoul, Korea
CEO	Lee, Jae-won
Industry	Media representative business

Considerations Transferred Identifiable Assets Acquired and Liabilities Assumed at Acquisition Date
(ii)	Considerations transferred, identifiable assets acquired and liabilities assumed at the acquisition date are as follows:

(In millions of won)
	Amount
I. Considerations transferred:
Cash and cash equivalents	￦	53,722

II. Fair value of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		17,400
Short-term financial instruments		24,941
Trade and other receivables		67,259
Property and equipment		2,411
Intangible assets		2,709
Other assets		9,254
Trade and other payables		(57,309)
Other liabilities		(1,984)

		64,681

III. Non-controlling interests:		40,592

IV. Goodwill(I - II+III)	￦	29,633

Id Quantique SA [member]
Statement [LineItems]
Summary of Acquiree
(i)	Summary of the acquiree

Information of Acquiree
Corporate name	id Quantique SA
Location	3, CHEMIN DE LA MARBRERIE, 1227 CAROUGE, SWITZERLAND
CEO	Gregoire Ribordy
Industry	Quantum information and communications industry

Considerations Transferred Identifiable Assets Acquired and Liabilities Assumed at Acquisition Date
(ii)	Considerations transferred, identifiable assets acquired and liabilities assumed at the acquisition date are as follows:

(In millions of won)
	Amount
I. Considerations transferred:
Cash and cash equivalents	￦	55,249
Existing shares(financial assets at FVOCI) at fair value		3,965

		59,214

II. Fair value of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		1,538
Trade and other receivables		13,609
Inventories		2,003
Property and equipment		415
Intangible assets		7,566
Other assets		447
Trade and other payables		(1,569)
Other liabilities		(2,880)

		21,129

III. Non-controlling interests:		9,290

IV. Goodwill(I - II+III)	￦	47,375

Life and Security Holdings Co., Ltd. [member]
Statement [LineItems]
Summary of Acquiree
(i)	Summary of the acquiree

Information of Acquiree
Corporate name	Life & Security Holdings Co., Ltd.
Location	323, Incheon tower-daero, Yeonsu-gu, Incheon, Korea
CEO	Choi, Jin-hwan
Industry	Holding company of subsidiaries in security business

Considerations Transferred Identifiable Assets Acquired and Liabilities Assumed at Acquisition Date
(ii)	Considerations transferred, identifiable assets acquired and liabilities assumed at the acquisition date are as follows:

(In millions of won)
	Amount
I. Considerations transferred:
Cash and cash equivalents	￦	696,665

II. Fair value of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		101,896
Trade and other receivables		40,241
Inventories		2,440
Property and equipment		427,752
Intangible assets		1,019,503
Other assets		3,956
Trade and other payables		(296,660)
Borrowings		(1,744,839)
Deferred tax liabilities		(229,207)
Other liabilities		(158,042)

		(832,960)

III. Non-controlling interests:		(374,588)

IV. Goodwill(I—II+III)	￦	1,155,037

SK Infosec Co., Ltd. [member]
Statement [LineItems]
Considerations Transferred Identifiable Assets Acquired and Liabilities Assumed at Acquisition Date
Considerations paid and assets and liabilities recognized at the acquisition date are as follows:

(In millions of won)	Amount
I. Considerations transferred:
Treasury shares of the Parent Company(*)	￦	281,151

II. Assets and liabilities acquired:
Cash and cash equivalents		30,762
Trade and other receivables		62,448
Inventories		1,293
Property and equipment		8,047
Intangible assets		5,528
Other assets		79,951
Trade and other payables		(38,431)
Other liabilities		(20,003)

		129,595

III. Deduction of capital surplus and others (I — II)	￦	151,556

(*)	The Parent Company provided 1,260,668 shares of its treasury shares as considerations, and the fair value of the considerations was ￦335,338 million at the transfer date.